INCOME TAXES - Summary of Income Tax Expense Attributable to Income From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current provision for income taxes:
Federal	$ 162	$ 702
Foreign	656	1,444
State	785	472
Total current	1,603	2,618
Deferred tax expense (benefit):
Federal	3,826	574
Foreign	34	488
State	(417)	18
Total deferred tax expense:	3,443	1,080
Total provision for income taxes	$ 5,046	$ 3,698